Other Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Other Income Expenses
Other income (expense) consists of the following components:

	Note	2020	2019
Foreign exchange gain (loss)		$12,050	$(155)
Realized and unrealized losses on gold contracts	12(a)	(48,091)	-
Change in fair value of warrants	12(c)	(29,862)	(38,185)
Realized and unrealized losses on foreign exchange contracts	12(b)	(14,731)	443
Expected credit losses		(6,074)	(444)
Loss from investment in associate	8	(5,388)	(881)
Dilution gain (loss) from investment in associate	8	8,033	243
Other income (expense)		(7,861)	(13,744)

Total other income (expense)		$(91,924)	$(52,723)